Share capital - Summary of warrants outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of warrants
Opening balance	772,270	724,983	1,223,744
Expired			(13,600)
Exercised			(485,161)
Granted		47,287
Ending balance		772,270	724,983	1,223,744
Weighted average exercise price
Opening balance	$ 13.29	$ 13.81	$ 14.35
Expired			15.50
Exercised			15.33
Granted		5.29
Ending balance		$ 13.29	$ 13.81	$ 14.35
Weighted average remaining contractual life (years)
Weighted Average Remaining Contractual Life		9 months 25 days	1 year 2 months 23 days	1 year 8 months 4 days
Exercised			3 months 25 days
Granted		9 years 9 months 18 days
Total cash proceeds			$ 5,838
Subsequent
Number of warrants
Exercised	31,535
Weighted average remaining contractual life (years)
Total cash proceeds	$ 326